              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                               ON DECEMBER 29, 2003

                                REGISTRATION STATEMENT NOS. 2-89725 AND 811-3981
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / /
                           PRE-EFFECTIVE AMENDMENT NO.                       / /
                         POST-EFFECTIVE AMENDMENT NO. 36                     /X/
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 37                             /X/
                        (Check appropriate box or boxes)

                                   ----------

                           PRUDENTIAL WORLD FUND, INC.
               (Exact name of registrant as specified in charter)
                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102
               (Address of Principal Executive Offices) (Zip Code)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 802-6469
                             JONATHAN D. SHAIN, ESQ.
                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102
               (Name and Address of Agent for Service of Process)
              It is proposed that this filing will become effective
                            (check appropriate box):
              / /   immediately upon filing pursuant to paragraph (b)
              /X/   on January 29, 2004 pursuant to paragraph (b)
              / /   60 days after filing pursuant to paragraph (a)(1)
              / /   on (date) pursuant to paragraph (a)(1)
              / /   75 days after filing pursuant to paragraph (a)(2)
              / /   on (date) pursuant to paragraph (a)(2) of Rule 485.
              If appropriate, check the following box:
              /X/   this post-effective amendment designates a new effective
                    date for a previously filed post-effective amendment


================================================================================

     Parts A, B and C of the Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A (File No. 2-89725), filed on
October 23, 2003, are hereby incorporated by reference into this Post-Effective Amendment as Parts A, B and C, respectively.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 29th day of December 2003.


                                     PRUDENTIAL WORLD FUND, INC.


                                                       *JUDY A. RICE
                                           -------------------------------------
                                                    Judy A. Rice, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                              TITLE                                   DATE
                 ---------                              -----                                   ----
           *DAVID E. A. CARSON              Director
----------------------------------------
           David E. A. Carson

            *ROBERT F. GUNIA                Director and Vice President
----------------------------------------
             Robert F. Gunia

           *ROBERT E. LA BLANC              Director
----------------------------------------
           Robert E. La Blanc

        *DOUGLAS H. McCORKINDALE            Director
----------------------------------------
         Douglas H. McCorkindale

           *RICHARD A. REDEKER              Director
----------------------------------------
           Richard A. Redeker

              *JUDY A. RICE                 Director and President
----------------------------------------
              Judy A. Rice

             *ROBIN B. SMITH                Director
----------------------------------------
             Robin B. Smith

           *STEPHEN STONEBURN               Director
----------------------------------------
            Stephen Stoneburn

           *CLAY T. WHITEHEAD               Director
----------------------------------------
            Clay T. Whitehead

            *GRACE C. TORRES                Treasurer and Principal Financial
----------------------------------------      and Accounting Officer
             Grace C. Torres

BY: /s/     *JONATHAN D. SHAIN              Attorney-in-Fact                         December 29, 2003
----------------------------------------
            Jonathan D. Shain